Investment Securities (Details)	Dec. 31, 2023 CNY (¥)	Nov. 20, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Investment Securities [Line Items]
Partnership return amount	¥ 10,000,000
Interest rate percentage	8.00%
Principle and interests term	3 years
Amortized cost	¥ 237,171,123		¥ 286,077,339
Credit loss	8,195,326		15,248,938
Held-to-maturity debt securities have an amortized cost	4,510,285		4,198,055
Allowance for credit loss	1,564,039		¥ 719,622
Convertible fair value	¥ 35,499,500
CNF FAMILY OFFICE LIMITED [Member]
Investment Securities [Line Items]
Convertible fair value | $		$ 5,000,000